UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 2001.

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      February 20, 2002
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: 310,846

List of Other Included Managers: NONE













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                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------


AFLAC INCORPORATED             COMM STK         001055102    17782   658600 SH       SOLE          156200        0   502400
AFFILIATED COMPUTER SVCS       COMM STK         008190100     4640    57000 SH       SOLE           17200        0    39800
ALLERGAN INC                   COMM STK         018490102     1658    25000 SH       SOLE               0        0    25000
AMERISOURCE BERGEN CORP        COMM STK         03073E105     7102   100100 SH       SOLE               0        0   100100
APOLLO GROUP INC CL A          COMM STK         037604105    51456  1224700 SH       SOLE          479800        0   744900
BOWATER INCORPORATED           COMM STK         102183100    10948   248700 SH       SOLE           48700        0   200000
CENTRAL PARKING CORP           COMM STK         154785109     5571   398200 SH       SOLE          293000        0   150200
CERTEGY INC                    COMM STK         156880106    32187  1239851 SH       SOLE          705401        0   534450
CONVERGYS CORP                 COMM STK         212485106    37237  1341865 SH       SOLE          639565        0   702300
EXPEDIA INC                    COMM STK         302125109     3642   150500 SH       SOLE               0        0   150500
FISCHER IMAGING CORP           COMM STK         337719108     2535   191400 SH       SOLE           55200        0   136200
GOLDMAN SACHS GROUP INC        COMM STK         38141G104     8055   112900 SH       SOLE           42700        0    70200
GUILFORD PHARMACEUTICALS       COMM STK         401829106     5099   593600 SH       SOLE          138900        0   454700
LEHMAN BROTHERS HOLDINGS       COMM STK         524908100      569    10000 SH       SOLE               0        0    10000
LUCENT TECHNOLOGIES INC        CVPFSTKF         549463206     3378     3302 SH       SOLE            1992        0     1310
MATRIXONE INC                  COMM STK         57685P304     5592  1040300 SH       SOLE          506600        0   533700
MCDONALDS CORP                 COMM STK         580135101    13817   509104 SH       SOLE          205600        0   303504
MEREDITH CORP                  COMM STK         589433101     5433   169100 SH       SOLE          137600        0    31500
MINNESOTA MINING & MFG         COMM STK         604059105    16333   165986 SH       SOLE          125986        0    40000
NOKIA                          ADR              654902204     5028   321287 SH       SOLE           59800        0   261487
NORTHERN TRUST CORPORATION     COMM STK         665859104     5323   101300 SH       SOLE           27200        0    74100
OSHKOSH TRUST CO CL B          COMM STK         688239201     5380   148700 SH       SOLE           52200        0    96500
PIONEER NATURAL RESOURCES      COMM STK         723787107     1715   120500 SH       SOLE           20500        0   100000
RADIOLOGIX INC                 COMM STK         75040K109     7345  1255500 SH       SOLE          207700        0  1047800
ROCKWELL INTERNATIONAL CORP    COMM STK         773903109     4256   289900 SH       SOLE           49900        0   240000
STELLENT INC                   COMM STK         85856W105     4370   303900 SH       SOLE           53900        0   250000
SYMBOL TECHNOLOGY INC          COMM STK         871508107     5999   571863 SH       SOLE           19488        0   552375
TELIK INC                      COMM STK         87959M109     2788   426700 SH       SOLE           94300        0   332400
TEXAS INSTRUMENTS INC          COMM STK         882508104     8743   350000 SH       SOLE               0        0   350000
VERSICOR INC                   COMM STK         925314106     1643   124800 SH       SOLE           84200        0    40600
WASHINGTON POST COMPANY        COMM STK         939640108     6549    12600 SH       SOLE            6100        0     6500
WESTERN WIRELESS               COMM STK         95988E204     9081   268800 SH       SOLE          252500        0    16300
MAX RE CAPITAL LTD             COMM STK         G6052F103     2332   162800 SH       SOLE           52800        0   110000
TRANSOCEAN SEDCO FOREX INC     COMM STK         G90078109     7260   275000 SH       SOLE               0        0   275000

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